Summary of Significant Accounting Policies (Details) ¥ in Millions	6 Months Ended			12 Months Ended
	Mar. 31, 2026 USD ($) Segment shares	Mar. 31, 2026 CNY (¥) Segment shares	Mar. 31, 2025 USD ($) shares	Sep. 30, 2025 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash	$ 72,485				¥ 0.5
Allowance for uncollectable balance amount	18,797			$ 18,214
Inventory reserve	126,671			122,739			$ 124,512
Impairment loss of prepayments	503,044			487,428
Investment amount	724,848			$ 702,346	¥ 5.0	¥ 5.0
Investment income
Research and development expenses	93,478		96,836
Advertising expenses	$ 1,912,566		1,248,783
Number of reportable segment (in Segment) | Segment	1	1
Number of operating segment (in Segment) | Segment	1	1
Tax benefit percentage	50.00%	50.00%
Penalties or interest relating to income taxes
Significant income
Percentage of vat rate	13.00%	13.00%
Dilutive shares (in Shares) | shares
Comprehensive income amount	$ 438,872		$ 293,156
Universe Pharmaceuticals Inc [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	20.00%				20.00%
JX RCB Bank [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	5.00%				5.00%
Investment amount	$ 700,000	¥ 5.0